FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2006

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Luxor Capital Group, LP
Address:     767 Fifth Avenue
             19th Floor
             New York, New York 10153

13F File Number:  028-11212

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Norris Nissim
Title:  General Counsel
Phone:  (212) 763-8000

Signature, Place, and Date of Signing:

/s/ Norris Nissim
-----------------
(Signature)

New York, New York
------------------
(City, State)

November 14, 2006
------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       27

Form 13F Information Table Value Total: $591,885 (thousands)

List of Other Included Managers:

         None

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                                                                LUXOR CAPITAL GROUP, LP
                                              FORM 13F INFORMATION TABLE FOR QUARTER ENDED 9/30/06

                                                            VALUE     SHRS OR    SH/  PUT/  INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS         CUSIP    (X$1000)    PRN AMT    PRN  CALL  DISCRETION MANAGERS SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
ABX AIR INC                  COM                 00080S101    3,260      580,072 SH   -       SOLE                3,260  0     0
AMARIN CORP PLC              SPONSORED ADR       023111107      486      182,833 SH   -       SOLE                  486  0     0
AMERICAN EXPRESS CO          COM                 025816909   80,694    1,438,900 SH   CALL    SOLE               80,694  0     0
BP PRUDHOE BAY RTY TR        COM                 055630957    2,573       35,000 SH   PUT     SOLE                2,573  0     0
CARDERO RES CORP             COM                 14140U105    1,581    1,064,700 SH   -       SOLE                1,581  0     0
CCA INDS INC                 COM                 124867102    1,856      192,320 SH   -       SOLE                1,856  0     0
CHENIERE ENERGY INC          COM NEW             16411R208   67,223    2,262,641 SH   -       SOLE               67,223  0     0
CHENIERE ENERGY INC          NOTE 2.250% 8/0     16411RAE9   23,025   21,722,000 PRN          SOLE               23,025  0     0
CITIGROUP INC                COM                 172967901   26,121      525,900 SH   CALL    SOLE               26,121  0     0
ENDEAVOUR INTL CORP          COM                 29259G101    5,232    1,952,090 SH   -       SOLE                5,232  0     0
GULFPORT ENERGY CORP         COM NEW             402635304   37,033    3,195,228 SH   -       SOLE               37,033  0     0
IDT CORP                     CL B                448947309    1,947      135,000 SH   -       SOLE                1,947  0     0
KODIAK OIL & GAS CORP        COM ADDED           50015Q100    2,752      803,200 SH   -       SOLE                2,752  0     0
MAXXAM INC                   COM                 577913106   18,940      687,480 SH   -       SOLE               18,940  0     0
METAL MGMT INC               COM NEW             591097209    1,553       55,799 SH   -       SOLE                1,553  0     0
MICROSOFT CORP               COM                 594918904  124,267    4,543,600 SH   CALL    SOLE              124,267  0     0
NASDAQ 100 TR                UNIT SER 1          631100104    3,634       89,397 SH   -       SOLE                3,634  0     0
NORTEL INVERSORA S A         SPON ADR PFD B      656567401      615       70,000 SH   -       SOLE                  615  0     0
NYMOX PHARMACEUTICAL CORP    COM                 67076P102      398      106,118 SH   -       SOLE                  398  0     0
SCHNITZER STL INDS           CL A                806882106    8,034      254,715 SH   -       SOLE                8,034  0     0
SCOTTISH RE GROUP LIMITED    SHS ADDED           G73537410   55,603    5,115,234 SH   -       SOLE               55,603  0     0
TEEKAY SHIPPING MARSHALL ISL COM                 Y8564W103   26,663      648,584 SH   -       SOLE               26,663  0     0
TEEKAY SHIPPING MARSHALL ISL COM                 Y8564W903    2,056       50,000 SH   CALL    SOLE                2,056  0     0
VIACOM INC NEW               CL B                92553P201   14,044      377,720 SH   -       SOLE               14,044  0     0
WAL MART STORES INC          COM                 931142903   19,728      400,000 SH   CALL    SOLE               19,728  0     0
WAL MART STORES INC          COM                 931142103   41,985      851,270 SH           SOLE               41,985  0     0
XENOPORT INC                 COM                 98411C100   20,582    1,010,392 SH           SOLE               20,582  0     0


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